Shareholder Report, Holdings (Details) - Cultivar ETF	Jan. 31, 2026
US Treasury Bill 2/5/2026 2.88% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
US Treasury Bond 5/15/2052 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
MarketAxess Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Healthcare Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Alexandria Real Estate Equities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Albemarle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
US Treasury Bond 5/15/2054 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Northwest Natural Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.24%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
US Treasury Bonds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
US Treasury Bills Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%